Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Details)	Jun. 30, 2025
Schedule of Estimated Useful Lives of Assets [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	The shorter of remaining lease terms or the estimated useful lives
Minimum [Member] | Transportation Equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful life	5 years
Minimum [Member] | Equipment and Office Furniture [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful life	1 year
Minimum [Member] | Building [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful life	31 years
Minimum [Member] | Office building related facility, machinery and equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful life	1 year
Maximum [Member] | Transportation Equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful life	10 years
Maximum [Member] | Equipment and Office Furniture [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful life	5 years
Maximum [Member] | Building [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful life	50 years
Maximum [Member] | Office building related facility, machinery and equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful life	5 years